Other Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Statement [Line Items]
Disclosure In Tabular Form Of Acturial Assumptons For Pension Plans [Table Text Block]
The principal assumptions used for the purposes of the actuarial valuations were as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Assumptions for determination of defined benefit cost:

Defined obligation and past service cost	4.64%	4.85%

Net interest cost	4.31%	4.78%

Current service cost	4.75%	4.85%

Interest cost on current service cost	4.61%	4.84%

Discount rate for determination of defined benefit obligation	4.84%	4.64%

Assumptions for determination of defined benefit cost and defined benefit obligation:
	3.00% per	3.00% per
Ultimate rate of compensation	annum until	annum until
increase	2027	2027
	2.00%	2.00%
	thereafter	thereafter

	105%	105%
	CPM2014	CPM2014
Mortality	Private	Private
	Projection	Projection
	CPM-B	CPM-B

Summary of Financial Position in Respect of its Other Post-Retirement Benefit Plans
The components of amounts recognized in the consolidated statements of net loss in respect of the defined benefit plans are presented below:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Amounts recognized in net loss were as follows:

Current service cost	$15.6	$11.7

Past service cost	5.6	-

Net interest cost	7.0	8.1

	$28.2	$19.8

Defined benefit costs recognized in:

Cost of sales	$19.1	$10.5

Administrative and selling expenses	2.1	1.2

Interest on pension liability	7.0	8.1

	$28.2	$19.8

Summary of Other Comprehensive Income (Loss) in the Consolidated Statements of Changes in Shareholder's Equity
Reconciliation of the amounts recognized in accumulated other comprehensive (loss) income in the consolidated statements of changes in shareholders’ equity were as follows:

	Actuarial (gain) loss immediately recognized	Tax effect	Actuarial (gain) immediately recognized, net of tax

Balance at March 31, 2024	$(83.5)	$(0.3)	$(83.8)

Actuarial gain immediately recognized	(59.5)	-	(59.5)

Balance at December 31, 2024	$(143.0)	$(0.3)	$(143.3)

Actuarial gain immediately recognized	(25.5)	-	(25.5)

Balance at December 31, 2025	$(168.5)	$(0.3)	$(168.8)

Summary of Other Post-Employment Benefit Obligation to Changes in the Discount Rate, Health Care Cost Trend Rate and Mortality Assumptions
The sensitivity of the defined benefit obligation to the key actuarial assumptions is as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Effect of change in discount rate assumption

One percentage point increase	$(116.6)	$(124.0)

One percentage point decrease	$138.9	$148.7

Effect of change in salary scale

One percentage point increase	$12.2	$19.1

One percentage point decrease	$(11.2)	$(14.1)

Effect of change in mortality assumption

Set forward one year	$34.1	$35.9

Set back one year	$(34.9)	$(33.2)

Other Post Employment Benefits [Member]
Statement [Line Items]
Disclosure In Tabular Form Of Acturial Assumptons For Pension Plans [Table Text Block]
The principal assumptions used for the purposes of the actuarial valuations were as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Assumptions for determination of defined benefit cost:

Discount rate

Defined benefit obligation	4.70%	4.85%

Current service cost	4.81%	4.84%

Interest cost on benefit obligation	4.39%	4.79%

Interest cost on current service cost	4.80%	4.85%

Health care cost immediate trend rate	4.83%	4.90%

Assumptions for determination of defined benefit obligation:

Effective discount rate	4.98%	4.70%

Health care cost immediate trend rate	4.76%	4.83%

Assumptions for determination of defined benefit cost and defined benefit obligation:

Health care cost ultimate trend rate	4.00%	4.00%

Year ultimate health care cost trend rate reached	2040	2040

Salary Increases per annum	2.00%	2.00%

Mortality	105%CPM 2014 Private Projection CPM-B	105%CPM 2014 Private Projection CPM-B

Disclosure of Detailed Information About Other Post Employment Benefits Recognized in Statements of Income Loss Explanatory
The components of amounts recognized in the consolidated statements of net loss in respect of the other
post-employment benefit plans are presented below:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Amounts recognized in net loss were as follows:

Current service cost	$3.3	$2.4

Past service cost	(6.0)	-

Net interest cost	8.8	8.0

	$6.1	$10.4

Post employment benefit costs recognized in:

Cost of sales	$(2.5)	$2.1

Administrative and selling expenses	(0.2)	0.3

Interest on other post-employment benefit obligation	8.8	8.0

	$6.1	$10.4

Disclosure of Detailed Information About Other Post Employment Benefits Recognized in Statements of Other Comprehensive income Loss Explanatory
The amounts recognized in the consolidated statements of other comprehensive (loss) income in respect of these other post-employment benefit plans are presented below:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Amounts recognized in other comprehensive loss, were as follows:

Actuarial gain on accrued post employment benefit liability	$(8.8)	$(25.3)

Summary of Financial Position in Respect of its Other Post-Retirement Benefit Plans
The amounts included in the consolidated statements of financial position arising from the Company’s obligation in respect of its other post-retirement benefit plans were as follows:

As at,	December 31, 2025	December 31, 2024

Present value of post-employment benefit obligation	$193.0	$206.2
Fair value of plan assets	-	-

Accrued other post-employment benefit obligation	$193.0	$206.2

Summary of Other Comprehensive Income (Loss) in the Consolidated Statements of Changes in Shareholder's Equity
Reconciliation of the amounts recognized in accumulated other comprehensive (loss) income in the consolidated statements of changes in shareholders’ equity were as follows:

	Actuarial (gain) loss immediately recognized	Tax effect	Actuarial (gain) loss immediately recognized, net of tax

Balance at March 31, 2024	$(73.5)	$-	$(73.5)

Actuarial gain immediately recognized	(25.3)	-	(25.3)

Balance at December 31, 2024	$(98.8)	$-	$(98.8)

Actuarial gain immediately recognized	(8.8)	-	(8.8)

Balance at December 31, 2025	$(107.6)	$-	$(107.6)

Summary of Continuities of the Defined Benefit Plan Assets and Obligations
Continuities of the other post-employment benefit plan assets and obligations are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Movements in the present value of the post-employment benefit plan assets were as follows:

Fair value of plan assets at beginning of the period and year, respectively	$-	$-
Employer contributions	10.6	8.5
Benefits paid	(10.6)	(8.5)
Fair value of plan assets at December 31, 2025 and

December 31, 2024, respectively	$-	$-

Movements in the present value of the other post-employment benefit obligation were as follows:

Defined benefit obligation at the beginning of the period and year, resepectively	$206.2	$229.5
Current service cost	3.3	2.4
Interest cost	8.8	8.0
Past service cost	(6.0)	-
Actuarial (gains) losses arising from financial assumptions	(5.3)	3.9
Actuarial gains arising from demographic assumptions	(5.5)	(33.2)
Actuarial losses from experience adjustments	2.1	4.1
Benefits paid	(10.6)	(8.5)
Defined benefit obligation at December 31, 2025 and

December 31, 2024, respectively	$193.0	$206.2

Summary of Other Post-Employment Benefit Obligation to Changes in the Discount Rate, Health Care Cost Trend Rate and Mortality Assumptions
The sensitivity of the other post-employment benefit obligation to changes in the discount rate, health care cost trend rate and mortality assumptions are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Effect of change in discount rate assumption
One percentage point increase	$(20.0)	$(23.9)
One percentage point decrease	$24.8	$30.0

Effect of change in health care cost trend rates
One percentage point increase	$20.2	$24.0
One percentage point decrease	$(17.6)	$(20.5)

Effect of change in mortality assumption
Set forward one year	$7.9	$8.6
Set back one year	$(7.7)	$(8.4)